Cover	May 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2026
Entity File Number	000-55746
Entity Registrant Name	MOMENTOUS HOLDINGS CORP.
Entity Central Index Key	0001653876
Entity Tax Identification Number	47-2883551
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 Mamaroneck Ave
Entity Address, Address Line Two	Apt. 201
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10605
City Area Code	44-203
Local Phone Number	871-3051
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false